TAXES ON INCOME (Schedule Of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income before taxes as reported in the consolidated statements of operations	$ 19,795	$ 17,257	$ 13,190
Statutory tax rate	23.00%	24.00%	25.00%
Theoretical tax income on the above amount at the Israeli statutory tax rate	$ 4,553	$ 4,142	$ 3,298
Non-deductible expenses	1,299	290	467
Non-deductible expenses related to employee stock options	376	289	268
Changes in tax rate	179	124	8,900
Losses in respect of which no deferred taxes were generated (including changes in valuation allowance)	(4,068)	(3,225)	(10,055)
Recognition of deferred taxes during the year, for which valuation allowance was provided in prior years	(7,200)
Other	1,610	77	(1,117)
Actual tax expense (benefit)	$ (3,251)	$ 1,697	$ 1,761